BORROWINGS (Long-term) (Details)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Long-term bank borrowings	¥ 605,841,536		¥ 731,507,442
Less: Current portion	(143,792,342)		(242,987,883)
Total long-term borrowings	¥ 462,049,194	$ 69,446,620	¥ 488,519,559